DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets and liabilities
IN MILLIONS OF USD	31.12.2019	31.12.2018
DEFERRED TAX ASSETS
Property, plant and equipment	9.3	5.2
Intangible assets	26.3	21.5
Inventories	6.7	7.0
Lease obligations	305.8	–
Other payables	17.3	11.1
Tax losses carry forward	45.2	43.2
Other	1.9	11.8
Total	412.5	99.8

DEFERRED TAX LIABILITIES
Right-of-use assets	(302.6)	–
Intangible assets	(65.1)	(55.5)
Other	(3.3)	(0.4)
Total	(371.0)	(55.9)

Deferred tax assets, net	41.5	43.9

Deferred tax balances
IN MILLIONS OF USD	31.12.2019	31.12.2018
Deferred tax assets	79.9	83.9
Deferred tax liabilities	(38.4)	(40.0)
Balance at December 31	41.5	43.9

Changes in deferred taxes
IN MILLIONS OF USD	2019	2018	2017
Changes in deferred tax assets	(4.0)	(6.4)	(62.7)
Changes in deferred tax liabilities	1.6	10.1	21.7
Currency translation adjustments	2.2	(3.3)	6.4
Deferred tax movements (expense)	(0.2)	0.4	(34.6)

THEREOF
Recognized in the consolidated statements of comprehensive income	(3.2)	6.8	(34.4)
Recognized in equity	3.0	(6.4)	(0.2)

Unrecognized tax losses carry forward
IN MILLIONS OF USD	31.12.2019	31.12.2018
Expiring within 1 to 3 years	–	–
Expiring within 4 to 7 years	–	–
Expiring after 7 years	6.7	6.1
Total	6.7	6.1